Stock-based Compensation (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
Note 10. Stock-based Compensation
Legacy Stock Plans
In May 2018, the Board of Directors of Momentus Inc. approved the 2018 Stock Plan (the “Initial Plan”) that allowed for granting of incentive and non-qualified stock options and restricted stock awards to employees, directors, and consultants. The Initial Plan was terminated in November 2018. Awards outstanding under the Initial Plan continue to be governed by the terms of the Initial Plan.
In February and March 2020, the Board of Directors of Momentus Inc. approved the Amended and Restated 2018 Stock Plan (the “2018 Plan”). No additional grants have been made since 2020 and no new grants will be made from the 2018 Plan, however, the options issued and outstanding under the plan continue to be governed by the terms of the 2018 Plan. Forfeitures from the legacy plans become available under the 2021 Equity Incentive Plan, described below.
2021 Equity Incentive Plan
In 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”), under which 119,658 shares of Class A common stock were initially reserved for issuance. The 2021 Plan allows for the issuance of incentive stock options, non-qualified stock options (“NSOs”), restricted stock awards (“RSAs”), stock appreciation rights
(“SARs”), restricted stock units (“RSUs”), and performance awards. The Board of Directors determines the period over which grants become exercisable. The 2021 Plan became effective immediately following the Closing. The 2021 Plan has an evergreen provision which allows for shares available for issuance under the plan to be increased on the first day of each fiscal year beginning with the 2022 fiscal year and ending on (and including) the first day of the 2031 fiscal year, in each case, in an amount equal to the lesser of (i) three percent (3.0%) of the outstanding shares on the last day of the immediately preceding fiscal year and (ii) such number of Shares determined by the Board of Directors. During the nine months ended September 30, 2024, the shares available for grant under the 2021 Plan increased by 248,508 and 4,502 due to the evergreen provision and forfeitures from both the Initial Plan and the 2018 Plan, respectively. As of September 30, 2024, there were 324,302 shares remaining available for grant. Grant activity under the 2021 Plan is described below.
2021 Employee Stock Purchase Plan
In connection with the Closing, the Company adopted the Employee Stock Purchase Plan (the “2021 ESPP Plan”), under which 31,909 shares of Class A common stock were initially reserved for issuance. The Plan provides a means by which eligible employees of the Company may be given an opportunity to purchase shares of Class A common stock at a discount as permitted under the Internal Revenue Code of 1986, as amended. The 2021 ESPP Plan has an evergreen provision which allows for shares available for issuance under the plan to be increased on the first day of each fiscal year beginning with the 2022 fiscal year and ending on (and including) the first day of the 2031 fiscal year, in each case, in an amount equal to the lesser of (i) half a percent (0.5%) of the outstanding shares on the last day of the calendar month prior to the date of such automatic increase and (ii) 31,909 shares. The 2021 ESPP Plan became effective immediately following the Closing. During the nine months ended September 30, 2024, the shares available for issuance under the 2021 ESPP Plan increased by 41,418 due to the evergreen provision. During the nine months ended September 30, 2024, there were 0 shares issued under the 2021 ESPP Plan. The Company has an outstanding liability pertaining to the ESPP of $4 thousand as of September 30, 2024, included in accrued expenses, for employee contributions to the 2021 ESPP Plan, pending issuance at the end of the offering period. As of September 30, 2024, there were 83,354 shares remaining available for issuance.
2022 Inducement Equity Plan
In February 2022, the Company adopted the 2022 Inducement Equity Plan (the “2022 Plan”), under which 80,000 shares of Class A common stock were initially reserved for issuance. The 2022 Plan allows for the issuance of NSOs, RSAs, SARs, RSUs, and stock bonus awards, subject to certain eligibility requirements. The Board of Directors determines the period over which grants become exercisable and grants generally vest over a four-year period.
On March 22, 2023, the Company adopted the first amendment to the 2022 Plan to increase the number of shares of Class A common stock available for issuance under the 2022 Plan from 80,000 shares of Class A common stock to 140,000 shares of Class A common stock. All other terms of the 2022 Plan remained the same.
On May 8, 2023, the Company adopted the second amendment to the 2022 Plan to increase the number of shares of Class A common stock available for issuance under the 2022 Plan from 140,000 shares of Class A common stock to 160,000 shares of Class A common stock. All other terms of the 2022 Plan remained the same.
As of September 30, 2024, only RSU grants have been made under the 2022 Plan and there were 115,036 shares remaining available for issuance. Grant activity under the 2022 Plan is described below.
Options Activity
The following table sets forth the summary of options activity, under the 2018 Plan and the 2021 Plans, for the nine months ended September 30, 2024:

(in thousands, except share-based data)	Total Options	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	23,912	$68.39

(in thousands, except share-based data)	Total Options	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Forfeitures	(4,502)	11.96
Outstanding as of September 30, 2024	19,410	$81.48	6.6	$—
Exercisable as of September 30, 2024	17,478	$76.44	6.5	$—
Vested and expected to vest as of September 30, 2024	19,410	$81.48	6.6	$—

As of September 30, 2024, there was a total of $0.1 million in unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted-average period of 0.4 years.
Restricted Stock Unit and Restricted Stock Award Activity
The following table sets forth the summary of RSU and RSA activity, under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan, for the nine months ended September 30, 2024. RSAs were an immaterial portion of activity for the period:

	Shares	Weighted Average Grant Date Fair Value (i.e. Share Price)
Outstanding as of December 31, 2023	219,720	$86.78
Vested	(36,570)	67.15
Forfeited	(73,718)	47.72
Outstanding as of September 30, 2024	109,432	$119.66

As of September 30, 2024, there was a total of $5.9 million in unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted-average period of 0.8 years. Outstanding unvested and expected to vest RSUs had an intrinsic value of $36.9 thousand.
Stock-based Compensation
The following table sets forth the stock-based compensation under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan by expense type:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Research and development expenses	$275	$472	$499	$1,629
Selling, general and administrative expenses	1,432	1,684	4,386	4,824
Total	$1,707	$2,156	$4,885	$6,453

The following table sets forth the stock-based compensation under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan by award type:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Options	$71	$81	$216	$269
RSUs & RSAs	1,636	2,068	4,669	6,167
ESPP	—	7	—	17
Total	$1,707	$2,156	$4,885	$6,453

Issuance of Common Stock to Non-employees
During the nine months ended September 30, 2023, the Company issued 2,700 shares of the Company’s Class A common stock to a third party consulting firm in exchange for public relations services. The shares were not issued under the equity incentive plans described above. Under the agreement, the shares are contingently forfeitable in the event of early termination by the Company. The shares had an issuance date fair value of $0.1 million to be recorded as consulting expense over the six-month term of the agreement. Related consulting expense of $0.1 million was recognized over the six month term of the agreement. The Company issued no shares to non-employees in the current year.

Note 10. Stock-based Compensation
Legacy Stock Plans
In May 2018, the Board of Directors of Momentus Inc. approved the 2018 Stock Plan (the “Initial Plan”) that allowed for granting of incentive and non-qualified stock options and restricted stock awards to employees, directors, and consultants. The Initial Plan was terminated in November 2018. Awards outstanding under the Initial Plan continue to be governed by the terms of the Initial Plan.
In February and March 2020, the Board approved the Amended and Restated 2018 Stock Plan (the “2018 Plan”). No additional grants have been made since 2020 and no new grants will be made from the 2018 Plan, however, the options issued and outstanding under the plan continue to be governed by the terms of the 2018 Plan. Forfeitures from the legacy plans become available under the 2021 Equity Incentive Plan, described below.
2021 Equity Incentive Plan
In connection with the Closing of the SPAC transaction, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”), under which 119,658 shares of Class A common stock were initially reserved for issuance. The 2021 Plan allows for the issuance of incentive stock options (“ISOs”), non-qualified stock options (“NSOs”), restricted stock awards (“RSAs”), stock appreciation rights (“SARs”), restricted stock units (“RSUs”), and performance awards. The Board of Directors determines the period over which grants become exercisable. The 2021 Plan became effective immediately following the Closing. The 2021 Plan has an evergreen provision which allows for shares available for issuance under the plan to be increased on the first day of each fiscal year beginning with the 2022 fiscal year and ending on (and including) the first day of the 2031 fiscal year, in each case, in an amount equal to the lesser of (i) three percent (3.0%) of the outstanding shares on the last day of the immediately preceding fiscal year and (ii) such number of Shares determined by the Board. During the year ended December 31, 2023, the shares available for grant under the 2021 Plan increased by 50,664 and 7,473 due to the evergreen provision and forfeitures from both the Initial Plan and the 2018 Plan, respectively. As of December 31, 2023, there were 45,721 shares remaining available for grant. Grant activity under the 2021 Plan is described below.
2021 Employee Stock Purchase Plan
In connection with the Closing, the Company adopted the Employee Stock Purchase Plan (the “2021 ESPP Plan”), under which 31,909 shares of Class A common stock were initially reserved for issuance. The Plan provides a means by which eligible employees of the Company may be given an opportunity to purchase shares of Class A common stock at a discount as permitted under the Internal Revenue Code of 1986, as amended. The 2021 ESPP Plan has an evergreen provision which allows for shares available for issuance under the plan to be increased on the first day of each fiscal year beginning with the 2022 fiscal year and ending on (and including) the first day of the 2031 fiscal year, in each case, in an amount equal to the lesser of (i) half a percent (0.5%) of the outstanding shares on the last day of the calendar month prior to the date of such automatic increase and (ii) 31,909 shares. The 2021 ESPP Plan became effective immediately following the Closing. During the year ended December 31, 2023, the shares available for issuance under the 2021 ESPP Plan increased by 8,444 due to the evergreen provision. During the year ended December 31, 2023, there were 3,230 shares issued under the 2021 ESPP Plan. The Company has an outstanding liability pertaining to the ESPP of $13.6 thousand as of December 31, 2023, included in accrued expenses, for employee contributions to the 2021 ESPP Plan, pending issuance at the end of the offering period. As of December 31, 2023, there were 41,936 shares remaining available for issuance.
2022 Inducement Equity Plan
In February 2022, the Company adopted the 2022 Inducement Equity Plan (the “2022 Plan”), under which 80,000 shares of Class A common stock were initially reserved for issuance. The 2022 Plan allows for the issuance of NSOs, RSAs, SARs, RSUs, and stock bonus awards, subject to certain eligibility requirements. The Board of Directors determines the period over which grants become exercisable and grants generally vest over a four-year period.
On March 22, 2023, the Company adopted the first amendment to the 2022 Plan to increase the number of shares of Class A common stock available for issuance under the 2022 Plan from 80,000 shares of Class A common stock to 140,000 shares of Class A common stock. All other terms of the 2022 Plan remained the same.
On May 8, 2023, the Company adopted the second amendment to the 2022 Plan to increase the number of shares of Class A common stock available for issuance under the 2022 Plan from 140,000 shares of Class A common stock to 160,000 shares of Class A common stock. All other terms of the 2022 Plan remained the same.
As of December 31, 2023, only RSU grants have been made under the 2022 Plan and there were 60,952 shares remaining available for issuance. Grant activity under the 2022 Plan is described below.
Options Activity
The following table sets forth the summary of options activity, under the 2018 Plan and the 2021 Plans, for the year ended December 31, 2023:

(in thousands, except share-based data)	Total Options	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	51,166	$60.69
Vested exercised	(10,081)	$12.95
Forfeitures	(17,173)	$77.95
Outstanding as of December 31, 2023	23,912	$68.39	7.1	$—
Exercisable as of December 31, 2023	18,705	$54.36	6.8	$—

(in thousands, except share-based data)	Total Options	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Vested and expected to vest as of December 31, 2023	23,912	$68.39	7.1	$—

As of December 31, 2023, there was a total of $0.3 million in unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted-average period of 1.1 years.
The total intrinsic value of options exercised during the years ended December 31, 2023 and 2022 was $0.2 million and $5.1 million, respectively.
Restricted Stock Unit and Restricted Stock Award Activity
The following table sets forth the summary of RSU and RSA activity, under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan, for the year ended December 31, 2023. RSAs were an immaterial portion of activity for the period:

	Shares	Weighted Average Grant Date Fair Value (i.e. Share Price)
Outstanding as of December 31, 2022	155,573	$199.74
Granted	212,089	27.26
Vested	(42,701)	202.28
Forfeited	(105,241)	86.95
Outstanding as of December 31, 2023	219,720	$86.78

As of December 31, 2023, there was a total of $14.1 million in unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted-average period of 1.3 years. Outstanding unvested and expected to vest RSUs had an intrinsic value of $0.4 million.
Stock-based Compensation
The following table sets forth the stock-based compensation under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan by expense type:

	Year Ended December 31,
(in thousands)	2023	2022
Research and development expenses	$2,131	$2,134
Selling, general and administrative expenses	6,349	9,446
Total	$8,480	$11,580

The following table sets forth the stock-based compensation under the Initial Plan, the 2018 Plan, the 2021 Plan, and the 2022 Plan by award type:

	Year Ended December 31,
(in thousands)	2023	2022
Options	$352	$538
RSUs & RSAs	8,115	10,995
ESPP	13	117
Performance Awards	—	(70)
Total	$8,480	$11,580

Performance Awards
Performance awards under the 2021 Plan are accounted for as liability-classified awards, as the obligations are typically a fixed monetary amount which is settled on a future date in a variable number of shares of the Company’s Class A common stock. The variable number of potentially settled shares is not limited. Performance awards are measured at their fair value based on management’s estimates of potential outcomes of the performance. Outstanding performance awards correspond to zero shares if they were settled on December 31, 2023.
Issuance of Common Stock to Non-employees
During the year ended December 31, 2023, the Company issued 2,700 shares of the Company’s Class A common stock to a third party consulting firm in exchange for public relations services. The shares were not issued under the equity incentive plans described above. Under the agreement, the shares are contingently forfeitable in the event of early termination by the Company. The shares had an issuance date fair value of $0.1 million to be recorded as consulting expense over the six-month term of the agreement. Related consulting expense of $0.1 million was recognized during the six months ended June 30, 2023. The Company issued no shares to non-employees in the current quarter.